Consolidated Statement of Stockholders’ Equity (Unaudited) - USD ($) $ in Thousands	Common Stock As Previously Reported	Common Stock	Additional Paid-in capital As Previously Reported	Additional Paid-in capital	Accumulated Deficit As Previously Reported	Accumulated Deficit	As Previously Reported	Total
Balance at Jun. 30, 2023		$ 1		$ 15,171		$ (9,062)		$ 6,110
Balance (in Shares) at Jun. 30, 2023		12,817,500
Stock options exercised (in Shares)
Repurchase of common stock (Note 4)				(4)				$ (4)
Repurchase of common stock (Note 4) (in Shares)		(649,570)
Stock warrants exercised
Stock warrants exercised (in Shares)		10,494
Stock-based compensation				732				732
Net loss						(4,562)		(4,562)
Balance at Jun. 30, 2024		$ 1		15,899		(13,624)		2,276
Balance (in Shares) at Jun. 30, 2024		12,178,424
Stock-based compensation				167				167
Net loss						(730)		(730)
Balance at Sep. 30, 2024		$ 1		16,066		(14,354)		1,713
Balance (in Shares) at Sep. 30, 2024		12,178,424
Balance at Jun. 30, 2024		$ 1		15,899		(13,624)		2,276
Balance (in Shares) at Jun. 30, 2024		12,178,424
Issuance of common stock, net of offering costs (Note 3)		$ 1		12,587				12,588
Issuance of common stock, net of offering costs (Note 3) (in Shares)		2,628,571
Conversion of convertible notes (Note 3)				1,667				1,667
Conversion of convertible notes (Note 3) (in Shares)		898,573
Conversion of derivative liabilities (Note 2)				2,471				2,471
Stock options exercised				25				$ 25
Stock options exercised (in Shares)		151,028						267,957
Stock warrants exercised
Stock warrants exercised (in Shares)		8,034
Stock-based compensation				1,893				1,893
Net loss						(3,022)		(3,022)
Balance at Jun. 30, 2025	$ 2	$ 2	$ 34,542	34,542	$ (16,646)	(16,646)	$ 17,898	17,898
Balance (in Shares) at Jun. 30, 2025	15,864,630	15,864,360
Issuance of common stock, net of offering costs (Note 3)				23,385				23,385
Issuance of common stock, net of offering costs (Note 3) (in Shares)		1,955,000
Restricted stock units vested
Restricted stock units vested (in Shares)		2,903
Stock options exercised				47				47
Stock options exercised (in Shares)		21,476
Stock warrants exercised
Stock warrants exercised (in Shares)		8,124
Stock-based compensation				1,056				1,056
Net loss						(1,493)		(1,493)
Balance at Sep. 30, 2025		$ 2		$ 59,030		$ (18,139)	$ 40,893	$ 40,893
Balance (in Shares) at Sep. 30, 2025		17,851,863